Reporting entity (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of reporting entity [Abstract]
Ownership of Shinhan Financial Group and its material consolidated subsidiaries

(b)	Ownership of Shinhan Financial Group and its major consolidated subsidiaries as of December 31, 2019 and 2020 are as follows:

			Date of financial information	Ownership (%)
Investor	Investee (*1)	Location		2019	2020
Shinhan Financial Group Co., Ltd.	Shinhan Bank	Korea	December 31	100.0	100.0
”	Shinhan Card Co., Ltd.	”	”	100.0	100.0
”	Shinhan Investment Corp.	”	”	100.0	100.0
”	Shinhan Life Insurance Co., Ltd.	”	”	100.0	100.0
”	Orange Life Insurance Co., Ltd. (*2)	”	”	59.2	100.0
”	Shinhan Capital Co., Ltd.	”	”	100.0	100.0
”	Jeju Bank	”	”	75.3	75.3
”	Shinhan Credit Information Co., Ltd.	”	”	100.0	100.0
”	Shinhan Alternative Investment Management Inc.	”	”	100.0	100.0
”	Shinhan BNP Paribas Asset Management Co., Ltd.	”	”	65.0	65.0
”	SHC Management Co., Ltd.	”	”	100.0	100.0
”	Shinhan DS	”	”	100.0	100.0
”	Shinhan Savings Bank	”	”	100.0	100.0
”	Asia Trust Co., Ltd.			60.0	60.0
”	Shinhan AITAS Co., Ltd.	”	”	99.8	99.8
”	Shinhan REITs Management Co., Ltd.	”	”	100.0	100.0
”	Shinhan AI Co., Ltd.	”	”	100.0	100.0
”	Neoplux Co., Ltd. (*3)	”	”	—	100.0
Shinhan Bank	Shinhan Asia Limited (*4)	Hong Kong	”	99.9	—
”	Shinhan Bank America	USA	”	100.0	100.0
”	Shinhan Bank Europe GmbH	Germany	”	100.0	100.0
”	Shinhan Bank Cambodia	Cambodia	”	97.5	97.5

			Date of financial information	Ownership (%)
Investor	Investee (*1)	Location		2019	2020
”	Shinhan Bank Kazakhstan Limited	Kazakhstan	December 31	100.0	100.0
”	Shinhan Bank Canada	Canada	”	100.0	100.0
”	Shinhan Bank (China) Limited	China	”	100.0	100.0
”	Shinhan Bank Japan	Japan	”	100.0	100.0
”	Shinhan Bank Vietnam Ltd	Vietnam	”	100.0	100.0
”	Banco Shinhan de Mexico	Mexico	”	99.9	99.9
”	PT Bank Shinhan Indonesia	Indonesia	”	99.0	99.0
Shinhan Bank Japan	SBJDNX (*5)	Japan	”	—	100.0
Shinhan Card Co., Ltd.	LLP MFO Shinhan Finance	Kazakhstan	”	100.0	100.0
”	PT. Shinhan Indo Finance	Indonesia	”	50.0	50.0
”	Shinhan Microfinance Co., Ltd.	Myanmar	”	100.0	100.0
”	Shinhan Vietnam Finance Co.,Ltd	Vietnam	”	100.0	100.0
Shinhan Investment Corp.	Shinhan Investment Corp. USA Inc.	USA	”	100.0	100.0
”	Shinhan Investment Corp. Asia Ltd.	Hong Kong	”	100.0	100.0
”	SHINHAN SECURITIES VIETNAM CO., LTD.	Vietnam	”	100.0	100.0
”	PT. Shinhan Sekuritas Indonesia	Indonesia	”	99.0	99.0
PT Shinhan Sekuritas Indonesia	PT. Shinhan Asset Management Indonesia	”	”	75.0	75.0
Shinhan Life Insurance Co., Ltd.	Shinhan Financial Plus (*5)	Korea	”	—	100.0
Shinhan BNP Paribas Asset Management Co., Ltd.	Shinhan BNP ASSET MGT HK Ltd.	Hong Kong	”	100.0	100.0
Shinhan DS	SHINHAN DS VIETNAM CO., LTD.	Vietnam	”	100.0	100.0

(*1)	Subsidiaries such as trust, beneficiary certificate, corporate restructuring fund and private equity fund which are not actually operating their own business are excluded.

(*2)	The Group acquired additional shares of Orange Life Insurance Co., Ltd. for the year ended December 31, 2020, and Orange Life Insurance Co., Ltd. became a wholly owned subsidiary of the Group.

(*3)	The Group acquired a 96.77% stake in Neoplux.Co., Ltd. for the year ended December 31, 2020. The entity became a wholly owned subsidiary as the Group acquired residual shares additionally.

(*4)	As of December 31, 2020, liquidation procedure has been completed.

(*5)	Newly invested subsidiaries subject to consolidation are included for the year ended December 31, 2020.